Group statement of comprehensive income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Statement of comprehensive income [abstract]
Profit (loss) for the year	[1]	$ 15,880		$ (1,357)		$ 8,487
Items that may be reclassified subsequently to profit or loss
Currency translation differences	[1]	585		(3,786)		(921)
Exchange (gains) losses on translation of foreign operations reclassified to gain or loss on sale of businesses and fixed assets	[1]	(2)		10,759		36
Cash flow hedges marked to market	[1]	1,065		(825)		(430)
Cash flow hedges reclassified to the income statement	[1]	(428)		1,502		255
Costs of hedging marked to market	[1]	(67)		61		(105)
Costs of hedging reclassified to the income statement	[1]	(11)		25		21
Share of items relating to equity-accounted entities, net of tax	[1]	(192)		402		44
Income tax relating to items that may be reclassified	[1]	(10)		(334)		65
Total items that may be reclassified subsequently to profit or loss	[1]	940		7,804		(1,035)
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	[1]	(2,262)		340		4,416
Other comprehensive income, before tax, gains (losses) on remeasurements of equity instruments		51		0		0
Cash flow hedges that will subsequently be transferred to the balance sheet	[1]	15		(4)		1
Income tax relating to items that will not be reclassified	[1]	745		68		(1,317)
Total items that will not be reclassified to profit or loss	[1]	(1,451)		404		3,100
Other comprehensive income		(511)	[2]	8,208	[1]	2,065	[1]
Total comprehensive income		15,369	[2]	6,851	[1]	10,552	[1]
Attributable to
bp shareholders	[1]	14,702		5,782		9,654
Non-controlling interests	[1]	$ 667		$ 1,069		$ 898

[1]	See Note 32 for further information.
[2]	See Note 32 for further information.